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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13-F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: DECEMBER 2001

Check Here if Amendment  / / ;  Amendment Number:  ____________

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
This Amendment (Check only one.):              / /  is a restatement.
                                               / /  adds new holdings entries.
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Institutional Investment Manager Filing this Report:

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
Name:                          OAKMONT CORPORATION

                               865 S. FIGUEROA ST.
                                 SUITE 700
Address:                         LOS ANGELES, CA

Form 13F File Number: 28-        --------------------------
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    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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

Name:                          Kashif Sheikh

Title:                         CFO

Phone:                         (213) 891-6339

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh              Los Angeles, CA
----------------------------   ----------------------------   ----------------------------
Kashif Sheikh                  [City, State]                  [Date]
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Report Type (Check only one.):

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
                        13F HOLDINGS REPORT. (Check here if all holdings of this
/X/                       reporting manager are reported in this report.)
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                                 OAKMONT CORP.
                                    FORM 13F
                                 OAKMONT CORP.
                               DECEMBER 31, 2001

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                                                                                     MARKET
SECURITY                                              CUSIP        QUANTITY          VALUE
--------                                           -----------   -------------   --------------
COMMON STOCK
AIRTRAN HOLDINGS INC.............................    00949P108       2,049,000    13,523,400.00
ALLERGAN, INC....................................     18490102          52,700     3,955,135.00
APEX MORTGAGE CAPITAL............................     30564101          51,666       581,242.50
ARIBA INC........................................    04033V104          10,121        62,345.36
BOEING CORPORATION...............................     97023105         124,900     4,843,622.00
CISCO SYSTEMS....................................    17275R102           7,108       128,725.88
DELPHI FINANCIAL GROUP, INC......................    247131105         470,508    15,667,925.51
DYNEGY INC.......................................    26816Q101         145,000     3,697,500.00
EDISON SCHOOLS...................................    281033100         740,000    14,541,000.00
FLEXTRONICS......................................    Y2573F102         346,000     8,300,540.00
FREEPORT MCMORAN COPPER & GOLD CL A..............    35671D105           7,752       100,000.80
FREEPORT MCMORAN COPPER & GOLD CL B..............    35671D857          82,463     1,104,179.57
FUELCELL ENERGY INC..............................    35952H106         177,000     3,210,780.00
HILTON HOTELS....................................    432848109         648,500     7,081,620.00
I2 TECHNOLOGIES..................................    465754109          96,200       759,980.00
IMPAX LABORATORIES INC...........................    45256B101         175,000     2,352,000.00
INVESTORS FINANCIAL SERVICES.....................    461915100       1,908,932   126,390,387.72
LSI LOGIC........................................    502161102          10,000       157,800.00
LOCKHEED MARTIN..................................    539830109         286,100    13,352,287.00
MCMORAN EXPLORATION CO...........................    582411104          12,895        74,664.65
PHYSIOMETRIX INC.................................    718928104           3,500         7,630.00
PROBUSINESS SERVICES.............................    742674104         607,367    11,418,499.60
RATIONAL SOFTWARE CORP...........................    75409P202             694        13,533.00
SEI INVESTMENTS CO...............................    784117103          94,500     4,262,895.00
SELETICA INC.....................................    816288104          17,754       107,411.70
SIEBEL SYSTEMS INC...............................    826170102          84,800     2,372,704.00
STRATUS PROPERTIES...............................    863167102          92,755       788,417.50
SUN MICROSYSTEMS.................................    866810104           1,337        16,445.10
SUPERGEN INC.....................................    868059106           8,000       114,560.00
SYNTROLEUM CORPORATION...........................    871630109       1,247,800     8,859,380.00
TIFFANY..........................................    886547108          50,000     1,573,500.00
WESTERN GAS RESOURCE.............................    958259103          66,200     2,139,584.00
                                                                                 --------------
                                                                                 251,559,695.89
                                                                                 ==============
LIMITED PARTNERSHIP DISTRIBUTIONS COMPUGEN           M25722105         122,825       577,277.50
CONVERTIBLE BONDS
ASIA PULP & PAPER COMPANY CONVERTIBLE BOND 144A
  3.5% 4/30/03 3.5% Due 04/30/03                     00202paa8         185,000     1,739,000.00
BNDES ex ERJ, 6.5% June/Dec--Call 6/04 6.500% Due
  06/15/06                                           059614ag2      18,050,000    16,290,125.00
                                                                                 --------------
                                                                                  18,029,125.00
                                                                                 ==============
OTHER ASSETS
SEGA GAMEWORKS                                                         193,536         3,000.00
WESTWAY II CLASS B                                   961691af9       1,000,000     1,000,000.00
                                                                                 --------------
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
                                                                                     MARKET
SECURITY                                              CUSIP        QUANTITY          VALUE
--------                                           -----------   -------------   --------------
                                                                                   1,003,000.00
                                                                                 ==============
CANADIAN COMMON STOCK
PARAMOUNT RESOURCES LTD                                                 55,700       493,290.90
PANCANADIAN PETROLEUM                                                   92,500     2,399,499.02
RIO ALTO EXPLORATION, LTD                                              116,600     1,369,521.80
WEST JET                                                               127,600     1,905,059.96
                                                                                 --------------
                                                                                   6,167,371.68
                                                                                 ==============
MEXICAN COMMON STOCK
CORPORACION GEO S.A.--SER B                                            802,200     1,283,975.75
JUGOS DEL VALLE S.A.--SER B                                          1,074,265     1,269,916.67
                                                                                 --------------
                                                                                   2,553,892.42
                                                                                 ==============
RESTRICTED COMMON STOCK
SYNTROLEUM CORP                                      871630109       3,239,261    22,998,753.10
EUROPEAN COMMON STOCK
SOCIETE GENERALE                                                  2,305,574.00   128,873,466.66
                                                                                 --------------
TOTAL PORTFOLIO                                                                  431,762,582.25
                                                                                 ==============
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